Fair Value Disclosures - Interest Rate Swap Agreements (Details)	12 Months Ended
Dec. 31, 2015
Interest Rate Swaps [Abstract]
Bank loans interest rate basis	LIBOR
Assessment of criteria for hedge accounting	During 2014 and following the completion of the new or supplemental loan agreements discussed in Note 8, the interest rate swaps with Credit Suisse and Unicredit Bank no longer qualified for hedge accounting. The remaining interest rate swaps qualified for hedge accounting as of December 31, 2014 and 2015.